Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 28,970	$ 27,863
Short-term deposits	57,147	64,733
Restricted short-term deposit	1,144	1,132
Trade accounts receivable	10,475	9,971
Prepaid expenses and other current assets	4,316	4,842
Inventories	10,906	10,117
TOTAL CURRENT ASSETS	112,958	118,658
LONG-TERM ASSETS:
Property and equipment, net	2,776	2,901
Operating lease right-of-use assets	6,645	6,901
Intangible assets	3,526	3,762
Goodwill	1,847	1,847
Other assets	668	632
TOTAL LONG-TERM ASSETS	15,462	16,043
TOTAL ASSETS	128,420	134,701
CURRENT LIABILITIES:
Trade accounts payable	4,447	4,698
Accrued compensation	7,767	7,298
Earnout liability		282
Current maturities of operating leases liabilities	1,587	1,526
Other current liabilities	7,878	9,130
TOTAL CURRENT LIABILITIES	21,679	22,934
LONG-TERM LIABILITIES:
Non-current operating leases liabilities	6,390	6,717
Other long-term liabilities	111	67
TOTAL LONG-TERM LIABILITIES	6,501	6,784
TOTAL LIABILITIES	28,180	29,718
COMMITMENTS AND CONTINGENT LIABILITIES (note 4)
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of March 31, 2026 and December 31, 2025; 105,722,413 and 106,352,460 shares issued and 105,722,413 and 103,050,266 shares outstanding as of March 31, 2026 and December 31, 2025, respectively	49	49
Treasury shares at cost: 0 and 3,302,194 shares as of March 31, 2026 and December 31, 2025, respectively		(10,006)
Additional paid-in capital	353,918	360,013
Accumulated other comprehensive income	65	429
Accumulated deficit	(253,792)	(245,502)
TOTAL SHAREHOLDERS’ EQUITY	100,240	104,983
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 128,420	$ 134,701